Segment Information - Schedule of Segment Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues		$ 21,723	$ 20,007	$ 22,006	$ 24,338	$ 44,657		$ 5,672	$ 63,736	$ 74,667	$ 37,922
Operating loss	(10,718)	(10,401)	(11,924)	(10,484)	(16,888)	(10,861)	(3,496)	(879)	(43,527)	(32,124)	(20,663)
Total Assets	454,224				377,043				454,224	377,043
Nigeria
Segment Reporting Information [Line Items]
Revenues									63,736	74,667	37,922
Operating loss									(23,705)	(18,497)	(7,870)
Total Assets	449,856				371,744				449,856	371,744
Kenya
Segment Reporting Information [Line Items]
Operating loss									(3,404)	(1,046)
Total Assets	1,484				1,364				1,484	1,364
Gambia
Segment Reporting Information [Line Items]
Operating loss									(1,070)	(498)
Total Assets	2,025				2,168				2,025	2,168
Corporate and Other
Segment Reporting Information [Line Items]
Operating loss									(15,348)	(12,083)	(12,793)
Total Assets	$ 859				$ 1,767				$ 859	$ 1,767